Fair Value (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified			6 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2013 Hedge Funds [Member] Minimum [Member]	Sep. 30, 2013 Hedge Funds [Member] Maximum [Member]	Sep. 30, 2013 Private Equity Funds [Member]	Sep. 30, 2013 Real Estate Funds [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day			30 days	90 days
Estimated period of underlying investments that would be liquidated, year					10 years	4 years
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 548	¥ 504
Carrying amounts of investments in equity method investees	¥ 1,513	¥ 1,274